Monarch Investment (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	May 07, 2013
Monarch Investment
Compensation expense recognized under management distributions and incentive plan	$ 2,719,000
Deferred revenue recorded	14,531,000
Equity interests issued to the Company in connection with the marketing agreement
Monarch Investment
Compensation expense recognized under management distributions and incentive plan	300,000
Deferred revenue recorded	15,000,000
Equity interests issued to the Company in connection with the marketing agreement | Equity interests | Monarch Natural Gas Holdings, LLC
Monarch Investment
Equity interests distributed to the entity's owners (as a percent)		67.00%
Equity interests distributed to the entity's owners		10,000,000
Equity interests distributed to a member of management (as a percent)		16.00%
Equity interests reserved for distribution to management through incentive plan (as a percent)		17.00%
Monarch
Monarch Investment
Amortization of deferred revenue	500,000
Monarch | Equity interests issued to the Company in connection with the marketing agreement | Equity interests | Monarch Natural Gas Holdings, LLC
Monarch Investment
Estimated fair value of equity interests issued to the entity		$ 15,000,000